Schedule of movement in allowance for credit losses (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Beginning of the year	$ 1	$ 1
Charge for the year			1
Reverse for the year	(1)	(1)
End of the year			$ 1